Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Argentina — 54.4%
Adecoagro SA(a)(b)	85,193	$566,533
Arcos Dorados Holdings Inc., Class A	93,272	606,268
Banco Macro SA, ADR	22,949	1,144,697
BBVA Banco Frances SA, ADR	61,424	550,359
Central Puerto SA, ADR	76,133	614,393
Corp. America Airports SA(a)(b)	47,175	353,813
Cresud SACIF y A, ADR(a)	40,277	401,964
Despegar.com Corp.(a)(b)	39,888	478,656
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	15,522	272,722
Globant SA(a)(b)	17,805	1,653,016
Grupo Financiero Galicia SA, ADR	41,431	1,061,048
Grupo Supervielle SA, ADR	72,125	421,210
IRSA Inversiones y Representaciones SA, ADR(a)	38,552	358,534
Loma Negra Cia Industrial Argentina SA, ADR(a)	52,046	517,858
Pampa Energia SA, ADR(a)	32,277	815,963
Telecom Argentina SA, ADR(b)	61,981	919,178
Transportadora de Gas del Sur SA, Class B, ADR(b)	56,296	736,915
YPF SA, ADR	67,663	1,003,442

		12,476,569

Canada — 4.5%
Pan American Silver Corp.	45,720	496,126
SSR Mining Inc.(a)	45,709	533,536

		1,029,662

Chile — 4.4%
Cencosud SA	278,987	509,025
Cia. Cervecerias Unidas SA	37,433	508,250

		1,017,275

Italy — 11.9%
Tenaris SA	231,409	2,720,535

United Kingdom — 0.7%
Phoenix Global Resources PLC(a)(b)	613,165	162,295

Security	Shares	Value
United States — 21.9%
MercadoLibre Inc.(a)	8,808	$5,025,140

Total Common Stocks — 97.8% (Cost: $29,527,346)		22,431,476

Preferred Stocks

Chile — 2.1%
Embotelladora Andina SA, Class B, Preference Shares	144,297	481,612

Total Preferred Stocks — 2.1% (Cost: $570,064)		481,612

Short-Term Investments

Money Market Funds — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(c)(d)(e)	3,416,780	3,418,146
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	103,061	103,061

		3,521,207

Total Short-Term Investments — 15.3% (Cost: $3,521,084)		3,521,207

Total Investments in Securities — 115.2% (Cost: $33,618,494)		26,434,295

Other Assets, Less Liabilities — (15.2)%		(3,494,755)

Net Assets — 100.0%		$22,939,540

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,671	3,107,109	3,416,780	$3,418,146	$6,776	(a)	$296	$61
BlackRock Cash Funds: Treasury, SL Agency Shares	25,728	77,333	103,061	103,061	401		—	—

				$3,521,207	$7,177		$296	$61

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,431,476	$—	$—	$22,431,476
Preferred Stocks	481,612	—	—	481,612
Money Market Funds	3,521,207	—	—	3,521,207

	$26,434,295	$—	$—	$26,434,295

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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